Convertible Instruments - Weighted Average Assumptions to Value Investor Warrants (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015	May. 31, 2014
Detachable Common Stock Warrants
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Stock price volatility		88.79%
Expected term	1 year	5 years
Risk-free interest rate	0.33%	0.12%
Grant-date fair value		$ 0.15
Detachable Common Stock Warrants | Previously Reported
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price volatility		80.68%
Expected term		6 months
Detachable Common Stock Warrants | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price volatility	64.56%		78.00%
Expected term			3 years
Risk-free interest rate		1.46%	0.64%
Grant-date fair value	$ 0.15	$ 0.52	$ 0.66
Detachable Common Stock Warrants | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price volatility	69.30%		93.00%
Expected term			5 years
Risk-free interest rate		1.58%	1.42%
Grant-date fair value	$ 0.18	$ 0.76	$ 0.72
Investor Warrants
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected dividend yield	0.00%	0.00%
Stock price volatility	88.79%	88.79%
Expected term	5 years	5 years
Investor Warrants | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	146.00%	1.46%
Grant-date fair value	$ 0.52	$ 0.52
Investor Warrants | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	158.00%	1.58%
Grant-date fair value	$ 0.76	$ 0.76